Net Investment In Subleases - Summary of Net Investment in Subleases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Investment In Subleases [Abstract]
Balance, beginning of year	$ 18,186	$ 21,366
Additions	0	716
Finance income	612	763
Rents recovered (payments made directly to landlords)	(3,342)	(3,558)
Dispositions and remeasurements	(1,038)	(1,101)
Balance, end of year	14,418	18,186
Current portion	2,775	2,832
Long-term	$ 11,643	$ 15,354